Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2029
Amount Registered | shares	1,300,000,000
Proposed Maximum Offering Price per Unit	0.99414
Maximum Aggregate Offering Price	$ 1,292,382,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 190,755.6
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-260359.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2034
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.98437
Maximum Aggregate Offering Price	$ 1,082,807,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 159,822.3
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-260359.